LEASES (Details) (USD $)	12 Months Ended					12 Months Ended					12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Assets Leased to Others [Member] vessel	Dec. 31, 2011 Assets Leased to Others [Member]	Dec. 31, 2011 Assets Held under Operating Leases [Member]	Dec. 31, 2012 Assets Held under Operating Leases [Member] Maritime Equipment [Member]	Dec. 31, 2012 Assets Held under Operating Leases [Member] Short-term Fixed Rate Charter Equipment [Member]	Dec. 31, 2012 Assets Held under Operating Leases [Member] Assets Leased to Others [Member]	Dec. 31, 2012 Assets Held under Capital Leases [Member] Maritime Equipment [Member]	Dec. 31, 2010 Sale and Lease Back Transactions [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Jan. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2012 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] Front VLCC Shanghai renamed Gulf Eyadah [Member]	Mar. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2012 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2011 Sale and Lease Back Transactions [Member] Maritime Equipment [Member] VLCC Front Eagle renamed DHT Eagle [Member]	Dec. 31, 2012 Special Purpose Entities [Member] Maritime Equipment [Member]	Dec. 31, 2011 Special Purpose Entities [Member] Maritime Equipment [Member]	Dec. 31, 2010 Special Purpose Entities [Member] Maritime Equipment [Member]
Leases, Schedule of Leased Assets [Line Items]
Total vessels leased in on long-term time and bareboat charters	29
Number of operating leases							1	1
Number of capital leases										28
Rental expense for operating leases	$ 40,000,000	$ 68,100,000	$ 136,800,000
Charter duration of new contract with new owners											2 years		2 years			2 years
Charter rate per day of vessel											35,000	32,500	35,000			32,500
Gain on sale leaseback transaction recognized in period														7,900,000	13,800,000		7,200,000	7,500,000
Sale leaseback transaction, deferred gain, net																	2,300,000
Number of vessels leased on operating leases which were disposed over during the period (in number of vessels)						4
Charter hire expenses	37,461,000	65,601,000	134,551,000																40,000	33,100,000	37,500,000
Cost of vessels				400,200,000	1,261,600,000
Accumulated depreciation of vessels				141,100,000	542,700,000
Vessels leased to third parties leased in on operating lease				0
Number of time or bareboat charters leases (in number of leases)				7					6
Initial length of lease period, minimum				3 years
Initial length of lease term, maximum				6 years
Number of vessels classified as an investment in finance lease (in number of vessels)				1
Future minimum operating lease payments
2012	6,353,000
2013	1,941,000
2014	1,690,000
2015	147,000
2016	110,000
Thereafter	0
Total minimum lease payments	10,241,000
Minimum lease revenues [Abstract]
2012	35,088,000
2013	8,780,000
2014	0
2015	0
2016	0
Thereafter	0
Total minimum lease revenues	$ 43,868,000